Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Futures contracts | Purchase commitments
Derivative financial instruments [Abstract]
Nominal value		R$ 140,426,077	R$ 237,744,206
Net amount value	[1]	0	0
Original amortized cost		20,290	12,333
Mark-to-market adjustment		0	0
Fair value		20,290	12,333
Futures contracts | Purchase commitments | Interbank market
Derivative financial instruments [Abstract]
Nominal value		108,149,874	183,952,954
Net amount value	[1]	0	54,745,811
Original amortized cost		12,659	8,902
Mark-to-market adjustment		0	0
Fair value		12,659	8,902
Futures contracts | Purchase commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		30,351,663	53,491,092
Net amount value	[1]	0	0
Original amortized cost		5,560	3,174
Mark-to-market adjustment		0	0
Fair value		5,560	3,174
Futures contracts | Purchase commitments | Other
Derivative financial instruments [Abstract]
Nominal value		1,924,540	300,160
Net amount value	[1]	777,414	11,359
Original amortized cost		2,071	257
Mark-to-market adjustment		0	0
Fair value		2,071	257
Futures contracts | Sale commitments
Derivative financial instruments [Abstract]
Nominal value		231,911,105	195,027,332
Net amount value	[1]	0	0
Original amortized cost		(23,676)	(21,283)
Mark-to-market adjustment		0	0
Fair value		(23,676)	(21,283)
Futures contracts | Sale commitments | Interbank market
Derivative financial instruments [Abstract]
Nominal value	[2]	153,544,202	129,207,143
Net amount value	[1],[2]	45,394,328	0
Original amortized cost	[2]	(18,640)	(19,133)
Mark-to-market adjustment	[2]	0	0
Fair value	[2]	(18,640)	(19,133)
Futures contracts | Sale commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value	[3]	77,219,777	65,531,388
Net amount value	[1],[3]	46,868,114	12,040,296
Original amortized cost	[3]	(1,840)	(1,911)
Mark-to-market adjustment	[3]	0	0
Fair value	[3]	(1,840)	(1,911)
Futures contracts | Sale commitments | Other
Derivative financial instruments [Abstract]
Nominal value		1,147,126	288,801
Net amount value	[1]	0	0
Original amortized cost		(3,196)	(239)
Mark-to-market adjustment		0	0
Fair value		(3,196)	(239)
Option contracts | Purchase commitments
Derivative financial instruments [Abstract]
Nominal value		145,317,995	53,476,567
Net amount value	[1]	0	0
Original amortized cost		1,489,325	1,402,844
Mark-to-market adjustment		310,565	108,423
Fair value		1,799,890	1,511,267
Option contracts | Purchase commitments | Interbank market
Derivative financial instruments [Abstract]
Nominal value		130,179,263	37,543,735
Net amount value	[1]	0	510,899
Original amortized cost		617,942	530,930
Mark-to-market adjustment		153,980	29,882
Fair value		771,922	560,812
Option contracts | Purchase commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		14,233,062	15,102,480
Net amount value	[1]	1,019,989	3,464,719
Original amortized cost		808,235	825,937
Mark-to-market adjustment		131,756	72,814
Fair value		939,991	898,751
Option contracts | Purchase commitments | Other
Derivative financial instruments [Abstract]
Nominal value		905,670	830,352
Net amount value	[1]	0	106,623
Original amortized cost		63,148	45,977
Mark-to-market adjustment		24,829	5,727
Fair value		87,977	51,704
Option contracts | Sale commitments
Derivative financial instruments [Abstract]
Nominal value		253,288,998	49,394,326
Net amount value	[1]	0	0
Original amortized cost		(1,519,642)	(1,659,204)
Mark-to-market adjustment		(12,609)	13,854
Fair value		(1,532,251)	(1,645,350)
Option contracts | Sale commitments | Interbank market
Derivative financial instruments [Abstract]
Nominal value		238,999,513	37,032,836
Net amount value	[1]	108,820,250	0
Original amortized cost		(891,953)	(1,001,378)
Mark-to-market adjustment		(130,183)	(29,965)
Fair value		(1,022,136)	(1,031,343)
Option contracts | Sale commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		13,213,073	11,637,761
Net amount value	[1]	0	0
Original amortized cost		(545,433)	(603,380)
Mark-to-market adjustment		124,936	31,513
Fair value		(420,497)	(571,867)
Option contracts | Sale commitments | Other
Derivative financial instruments [Abstract]
Nominal value		1,076,412	723,729
Net amount value	[1]	170,742	0
Original amortized cost		(82,256)	(54,446)
Mark-to-market adjustment		(7,362)	12,306
Fair value		(89,618)	(42,140)
Forward contracts | Purchase commitments
Derivative financial instruments [Abstract]
Nominal value		16,258,721	13,597,633
Net amount value	[1]	0	0
Original amortized cost		1,428,434	731,145
Mark-to-market adjustment		1,328	0
Fair value		1,429,762	731,145
Forward contracts | Purchase commitments | Interbank market
Derivative financial instruments [Abstract]
Nominal value		232,706	213,196
Net amount value	[1]	232,706	213,196
Original amortized cost		1,859	15,577
Mark-to-market adjustment		1,328	0
Fair value		3,187	15,577
Forward contracts | Purchase commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		13,794,259	12,488,149
Net amount value	[1]	0	0
Original amortized cost		(251,175)	135,002
Mark-to-market adjustment		0	0
Fair value		(251,175)	135,002
Forward contracts | Purchase commitments | Other
Derivative financial instruments [Abstract]
Nominal value		2,231,756	896,288
Net amount value	[1]	1,563,753	292,398
Original amortized cost		1,677,750	580,566
Mark-to-market adjustment		0	0
Fair value		1,677,750	580,566
Forward contracts | Sale commitments
Derivative financial instruments [Abstract]
Nominal value		15,834,563	19,213,840
Net amount value	[1]	0	0
Original amortized cost		125,532	(164,382)
Mark-to-market adjustment		(2,167)	0
Fair value		123,365	(164,382)
Forward contracts | Sale commitments | Foreign currency
Derivative financial instruments [Abstract]
Nominal value	[3]	15,166,560	18,609,950
Net amount value	[1],[3]	1,372,301	6,121,801
Original amortized cost	[3]	107,747	(188,372)
Mark-to-market adjustment	[3]	0	0
Fair value	[3]	107,747	(188,372)
Forward contracts | Sale commitments | Other
Derivative financial instruments [Abstract]
Nominal value		668,003	603,890
Net amount value	[1]	0	0
Original amortized cost		17,785	23,990
Mark-to-market adjustment		(2,167)	0
Fair value		15,618	23,990
Swap contracts | Assets (long position)
Derivative financial instruments [Abstract]
Nominal value		70,032,236	73,302,987
Net amount value	[1]	0	0
Original amortized cost		9,668,531	13,411,473
Mark-to-market adjustment		987,011	(1,240,227)
Fair value		10,655,542	12,171,246
Swap contracts | Assets (long position) | Interbank market
Derivative financial instruments [Abstract]
Nominal value		7,703,103	4,439,901
Net amount value	[1]	3,424,228	2,835,083
Original amortized cost		118,969	319,859
Mark-to-market adjustment		85,416	89,857
Fair value		204,385	409,716
Swap contracts | Assets (long position) | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		19,746,372	15,551,428
Net amount value	[1]	0	0
Original amortized cost		1,032,687	1,296,270
Mark-to-market adjustment		1,066,491	461,908
Fair value		2,099,178	1,758,178
Swap contracts | Assets (long position) | Other
Derivative financial instruments [Abstract]
Nominal value		3,197,284	798,935
Net amount value	[1]	0	0
Original amortized cost		139,072	68,194
Mark-to-market adjustment		231,870	64,545
Fair value		370,942	132,739
Swap contracts | Assets (long position) | Fixed rate
Derivative financial instruments [Abstract]
Nominal value		38,714,923	51,759,240
Net amount value	[1]	19,364,909	23,444,731
Original amortized cost		8,253,671	11,671,421
Mark-to-market adjustment		(515,320)	(1,910,637)
Fair value		7,738,351	9,760,784
Swap contracts | Assets (long position) | IGPM
Derivative financial instruments [Abstract]
Nominal value		670,554	753,483
Net amount value	[1]	0	7,483
Original amortized cost		124,132	55,729
Mark-to-market adjustment		118,554	54,100
Fair value		242,686	109,829
Swap contracts | Liabilities (unrestricted position)
Derivative financial instruments [Abstract]
Nominal value		52,232,961	56,105,194
Net amount value	[1]	0	0
Original amortized cost		(9,044,701)	(10,325,457)
Mark-to-market adjustment		(3,161,114)	(3,651,012)
Fair value		(12,205,815)	(13,976,469)
Swap contracts | Liabilities (unrestricted position) | Interbank market
Derivative financial instruments [Abstract]
Nominal value		4,278,875	1,604,818
Net amount value	[1]	0	0
Original amortized cost		(179,169)	(18,891)
Mark-to-market adjustment		76,722	(27,358)
Fair value		(102,447)	(46,249)
Swap contracts | Liabilities (unrestricted position) | Foreign currency
Derivative financial instruments [Abstract]
Nominal value		21,483,368	23,368,049
Net amount value	[1]	1,736,996	7,816,621
Original amortized cost		(2,750,465)	(3,751,368)
Mark-to-market adjustment		(605,694)	25,542
Fair value		(3,356,159)	(3,725,826)
Swap contracts | Liabilities (unrestricted position) | Other
Derivative financial instruments [Abstract]
Nominal value		6,227,704	2,071,818
Net amount value	[1]	3,030,420	1,272,883
Original amortized cost		(400,758)	(250,636)
Mark-to-market adjustment		(445,801)	(176,157)
Fair value		(846,559)	(426,793)
Swap contracts | Liabilities (unrestricted position) | Fixed rate
Derivative financial instruments [Abstract]
Nominal value		19,350,014	28,314,509
Net amount value	[1]	0	0
Original amortized cost		(5,547,009)	(6,187,482)
Mark-to-market adjustment		(2,015,586)	(3,397,316)
Fair value		(7,562,595)	(9,584,798)
Swap contracts | Liabilities (unrestricted position) | IGPM
Derivative financial instruments [Abstract]
Nominal value		893,000	746,000
Net amount value	[1]	222,446	0
Original amortized cost		(167,300)	(117,080)
Mark-to-market adjustment		(170,755)	(75,723)
Fair value		(338,055)	(192,803)
Total
Derivative financial instruments [Abstract]
Nominal value		925,302,656	697,862,085
Net amount value	[1]	0	0
Original amortized cost		2,144,093	3,387,469
Mark-to-market adjustment		(1,876,986)	(4,768,962)
Fair value		R$ 267,107	R$ (1,381,493)

[1]	Reflects the net balance between the Asset and Liability position.
[2]	It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$76,405,734 thousand (2018 - R$8,285,152 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$21,015,183 thousand (2018 - R$9,784,183 thousand);
[3]	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$64,376,717 thousand (2018 - R$59,884,730 thousand);